Other provisions (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of other provisions [abstract]
Schedule of provisions and liabilities

Provisions for financial commitments and guarantees		Regulatory provisions	Other	Total
	£m	£m	£m	£m

At 1 January 2021	426	520	776	1,722
Exchange and other adjustments	—	—	(10)	(10)
Provisions applied	—	(361)	(146)	(507)
Charge for the period	(78)	310	62	294
At 30 June 2021	348	469	682	1,499